Summary of Short Term Debt and Weighted Average Annual Interest Rates (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 350
Commercial paper program [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	600	600
Weighted average annual interest rate	0.20%	0.24%
Revolving Credit Facility [Member] | Line of Credit [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 400	$ 400
Interest rate terms	Variable	Variable
Weighted average annual interest rate	1.57%	0.00%